VARIABLE INTEREST ENTITIES (Details Textual) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Retained Earnings (Accumulated Deficit), Total	$ (28,542,798)	$ (36,142,727)	$ (5,933,870)
Bulk Cajun [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		59,641,000	78,840,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		58,710,000	67,460,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		931,000	$ 10,840,000
Noncontrolling Interest, Ownership Percentage by Parent			10.00%
Variable Interest Entity Cost Of Acquired Entity		524,000	$ 540,000
Variable Interest Entity Consolidated Carrying Amount Other Noncurrent liabilities			360,000
Long Wharf [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		925,000	984,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		1,189,000	1,195,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		264,000	211,000
Nordic Bulk Ventures Holding Company Ltd and ST Shipping and Transport Ltd [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		102,759,000	72,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		97,612,000	52,810,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		1,227,000	430,000
Noncontrolling Interest in Variable Interest Entity		3,920,000	18,760,000
Nordic Bulk Ventures Holding Company Ltd, Bulk Nordic Five Ltd and Bulk Nordic Six Ltd [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		4,402,000	2,989,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		4,443,000	3,008,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		23,000	12,000
Retained Earnings (Accumulated Deficit), Total		18,000	7,000
Nordic Bulk Holding [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		11,116,000	16,825,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		14,816,000	14,280,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		$ 1,805,000	1,357,000
Noncontrolling Interest, Ownership Percentage by Parent		51.00%
Noncontrolling Interest in Variable Interest Entity		$ 1,895,000	$ 1,189,000